Fair value measurement - Carried at fair value (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 2 | Discontinued US operations
Financial instruments
Financial assets	$ 3,000
At fair value
Financial instruments
Total financial investments, net of derivative liabilities	$ 153,832	$ 149,454
Percentage of total (%)	100.00%
Total financial instruments at fair value	$ 147,237	$ 143,181
Percentage of total (%)	100.00%	100.00%
At fair value | Loans
Financial instruments
Financial assets	$ 565
At fair value | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	60,466
At fair value | Debt securities
Financial instruments
Financial assets classified as available-for-sale		$ 0
Financial assets	92,728
At fair value | Other investments (including derivative assets)
Financial instruments
Financial assets	485
At fair value | Derivative liabilities
Financial instruments
Financial liabilities	(412)
At fair value | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(6,595)	(6,273)
At fair value | Investment contract liabilities without discretionary participation features
Financial instruments
Financial liabilities	(825)
At fair value | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(5,770)
At fair value | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	93,815	90,079
At fair value | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	26,264	26,219
At fair value | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	33,753	33,156
At fair value | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		412,325
Total financial instruments at fair value		$ 401,969
Percentage of total (%)		100.00%
At fair value | Continuing and discontinued operations | Loans
Financial instruments
Financial assets		$ 3,877
At fair value | Continuing and discontinued operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		278,635
At fair value | Continuing and discontinued operations | Debt securities
Financial instruments
Financial assets		125,829
At fair value | Continuing and discontinued operations | Other investments (including derivative assets)
Financial instruments
Financial assets		4,466
At fair value | Continuing and discontinued operations | Derivative liabilities
Financial instruments
Financial liabilities		(482)
At fair value | Continuing and discontinued operations | Investment contract liabilities without discretionary participation features
Financial instruments
Financial liabilities		(792)
At fair value | Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities		(5,975)
At fair value | Continuing and discontinued operations | Other financial liabilities
Financial instruments
Financial liabilities		(3,589)
At fair value | Discontinued US operations
Financial instruments
Total financial investments, net of derivative liabilities	279,923
Total financial instruments at fair value	275,620	258,788
At fair value | Discontinued US operations | Loans
Financial instruments
Financial assets	3,538
At fair value | Discontinued US operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	239,975
At fair value | Discontinued US operations | Debt securities
Financial instruments
Financial assets	33,028
At fair value | Discontinued US operations | Other investments (including derivative assets)
Financial instruments
Financial assets	3,434
At fair value | Discontinued US operations | Derivative liabilities
Financial instruments
Financial liabilities	(52)
At fair value | Discontinued US operations | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(599)
At fair value | Discontinued US operations | Other financial liabilities
Financial instruments
Financial liabilities	(3,704)
At fair value | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	$ 127,719	124,346
Percentage of total (%)	83.00%
Total financial instruments at fair value	$ 121,949	$ 118,882
Percentage of total (%)	83.00%	83.00%
At fair value | Level 1 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 52,299
At fair value | Level 1 | Debt securities
Financial instruments
Financial assets	75,221
At fair value | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	391
At fair value | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(192)
At fair value | Level 1 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(5,770)	$ (5,464)
At fair value | Level 1 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(5,770)
At fair value | Level 1 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	80,526	78,203
At fair value | Level 1 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	25,279	25,144
At fair value | Level 1 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	21,914	20,999
At fair value | Level 1 | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		348,686
Total financial instruments at fair value		$ 343,222
Percentage of total (%)		86.00%
At fair value | Level 1 | Continuing and discontinued operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		$ 272,863
At fair value | Level 1 | Continuing and discontinued operations | Debt securities
Financial instruments
Financial assets		75,998
At fair value | Level 1 | Continuing and discontinued operations | Other investments (including derivative assets)
Financial instruments
Financial assets		123
At fair value | Level 1 | Continuing and discontinued operations | Derivative liabilities
Financial instruments
Financial liabilities		(298)
At fair value | Level 1 | Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities		(5,464)
At fair value | Level 1 | Discontinued US operations
Financial instruments
Total financial investments, net of derivative liabilities	244,282
Total financial instruments at fair value	244,282	224,340
At fair value | Level 1 | Discontinued US operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	239,814
At fair value | Level 1 | Discontinued US operations | Debt securities
Financial instruments
Financial assets	4,468
At fair value | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	$ 25,604	24,624
Percentage of total (%)	17.00%
Total financial instruments at fair value	$ 24,779	$ 23,815
Percentage of total (%)	17.00%	17.00%
At fair value | Level 2 | Loans
Financial instruments
Financial assets	$ 560
At fair value | Level 2 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	7,695
At fair value | Level 2 | Debt securities
Financial instruments
Financial assets	17,475	$ 18,868
At fair value | Level 2 | Debt securities | Internal valuation
Financial instruments
Financial assets	163	140
At fair value | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	94
At fair value | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(220)
At fair value | Level 2 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(825)	(809)
At fair value | Level 2 | Investment contract liabilities without discretionary participation features
Financial instruments
Financial liabilities	(825)
At fair value | Level 2 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	12,874	11,481
At fair value | Level 2 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	985	1,075
At fair value | Level 2 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	11,745	12,068
At fair value | Level 2 | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		57,702
Total financial instruments at fair value		$ 56,893
Percentage of total (%)		14.00%
At fair value | Level 2 | Continuing and discontinued operations | Loans
Financial instruments
Financial assets		$ 416
At fair value | Level 2 | Continuing and discontinued operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		5,224
At fair value | Level 2 | Continuing and discontinued operations | Debt securities
Financial instruments
Financial assets		49,769
At fair value | Level 2 | Continuing and discontinued operations | Other investments (including derivative assets)
Financial instruments
Financial assets		2,477
At fair value | Level 2 | Continuing and discontinued operations | Derivative liabilities
Financial instruments
Financial liabilities		(184)
At fair value | Level 2 | Continuing and discontinued operations | Investment contract liabilities without discretionary participation features
Financial instruments
Financial liabilities		(792)
At fair value | Level 2 | Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities		(17)
At fair value | Level 2 | Discontinued US operations
Financial instruments
Total financial investments, net of derivative liabilities	30,001
Total financial instruments at fair value	30,001	33,078
At fair value | Level 2 | Discontinued US operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	58
At fair value | Level 2 | Discontinued US operations | Debt securities
Financial instruments
Financial assets	28,529
At fair value | Level 2 | Discontinued US operations | Other investments (including derivative assets)
Financial instruments
Financial assets	1,466
At fair value | Level 2 | Discontinued US operations | Derivative liabilities
Financial instruments
Financial liabilities	(52)
At fair value | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	$ 509	484
Percentage of total (%)	0.00%
Total financial instruments at fair value	$ 509	$ 484
Percentage of total (%)	0.00%	0.00%
At fair value | Level 3 | Loans
Financial instruments
Financial assets	$ 5	$ 6
At fair value | Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	472	445	$ 264
Total financial instruments at fair value	472	445
At fair value | Level 3 | Debt securities
Financial instruments
Financial assets	32	33	6
At fair value | Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities			(2)
At fair value | Level 3 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	415	395
At fair value | Level 3 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	94	89
Total financial instruments at fair value	94	89
At fair value | Level 3 | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		5,937
Total financial instruments at fair value	1,846	$ 1,854	1,408
Percentage of total (%)		0.00%
At fair value | Level 3 | Continuing and discontinued operations | Loans
Financial instruments
Financial assets		$ 3,461
At fair value | Level 3 | Continuing and discontinued operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		548
At fair value | Level 3 | Continuing and discontinued operations | Debt securities
Financial instruments
Financial assets		62
At fair value | Level 3 | Continuing and discontinued operations | Other investments (including derivative assets)
Financial instruments
Financial assets		1,866
At fair value | Level 3 | Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities		(494)
At fair value | Level 3 | Continuing and discontinued operations | Other financial liabilities
Financial instruments
Financial liabilities		(3,589)
At fair value | Level 3 | Discontinued US operations
Financial instruments
Total financial investments, net of derivative liabilities	5,640
Total financial instruments at fair value	1,337	$ 1,370	$ 1,140
At fair value | Level 3 | Discontinued US operations | Loans
Financial instruments
Financial assets	3,538
At fair value | Level 3 | Discontinued US operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	103
At fair value | Level 3 | Discontinued US operations | Debt securities
Financial instruments
Financial assets	31
At fair value | Level 3 | Discontinued US operations | Other investments (including derivative assets)
Financial instruments
Financial assets	1,968
At fair value | Level 3 | Discontinued US operations | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(599)
At fair value | Level 3 | Discontinued US operations | Other financial liabilities
Financial instruments
Financial liabilities	$ (3,704)